CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 2,383,485	$ 335,706	¥ 2,281,256	¥ 2,495,316
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	586,843	82,655	415,902	374,243
Provision for accounts receivable and contract assets	253,948	35,768	390,882	139,226
Provision for quality assurance receivable	354,366	49,911	176,310	59,136
Depreciation and amortization	22,515	3,171	23,825	37,277
Amortization of right-of-use asset and interest of leasing liabilities	46,575	6,560	41,181	31,956
Change in fair value of short-term investments	(32,462)	(4,572)	(9,806)	(1,573)
Provision for investments	2,479	349	6,000	5,000
Equity pick up of investments	(1,757)	(247)	890	4,245
Net gain from investment in loans	(1,049,379)	(147,802)	(1,174,204)	(1,216,170)
Share-based compensation	116,407	16,396	89,030	95,213
Impairment of intangible assets	0	0	255	0
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(245,041)	(34,513)	(717,481)	(1,166,166)
Quality assurance receivable	(440,126)	(61,990)	(914,367)	130,620
Deferred tax assets	(704,964)	(99,292)	(463,620)	(299,983)
Amounts due from related parties	(968)	(136)	0	0
Prepaid expenses and other assets	124,442	17,525	(1,152,660)	(875,274)
Deferred guarantee income	76,872	10,827	715,661	(169,893)
Liability from quality assurance commitment	(249,486)	(35,139)	367,057	798,060
Payroll and welfare payable	(12,880)	(1,814)	21,490	31,929
Taxes payable	73,450	10,345	(66,621)	46,250
Contract liabilities	0	0	(3,327)	4,989
Amounts due to related parties	(866)	(122)	(1,265)	281
Leasing liabilities	(43,539)	(6,132)	(40,837)	(36,066)
Deferred tax liabilities	108,420	15,271	94,556	34,084
Accrued expenses and other liabilities	45,089	6,351	188,726	107,527
Net cash provided by operating activities	1,413,423	199,076	268,833	630,227
Cash flows from investing activities:
Collection of loans originated and held by the Group	7,338,026	1,033,539	10,812,431	7,032,972
Investment in loans originated and held by the Group	(5,829,136)	(821,017)	(10,075,218)	(5,809,353)
Proceeds from disposal of investments	6,029	849	3,158	0
Purchase of investments	(67,800)	(9,549)	(119,858)	(31,246)
Proceeds from short-term investments	12,430,443	1,750,792	15,013,648	13,534,543
Purchase of short-term investments	(11,929,977)	(1,680,302)	(17,134,614)	(12,676,800)
Purchase of property, equipment and software	(538,095)	(75,789)	(52,775)	(55,271)
Proceeds from disposal of a subsidiary	4,000	563	0	0
Net cash provided by (used in) investing activities	1,413,490	199,086	(1,553,228)	1,994,845
Cash flows from financing activities:
Cash received from investors	1,272,700	179,256	1,339,459	1,643,572
Cash paid to investors	(2,735,478)	(385,285)	(1,436,195)	(1,574,118)
Cash received from short-term borrowings	5,756	811	0	0
Cash paid for dividends	(430,353)	(60,614)	(372,483)	(317,569)
Repurchase of ordinary shares	(694,521)	(97,821)	(340,781)	(25,991)
Proceeds from exercise of share options	2,280	321	10,590	33,339
Capital injection from non-controlling interest shareholders	20,565	2,897	3,554	967
Net cash used in financing activities	(2,559,051)	(360,435)	(795,856)	(239,800)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	22,441	3,162	67,797	(10,132)
Net increase/(decrease) in cash, cash equivalents and restricted cash	290,303	40,889	(2,012,454)	2,375,140
Cash, cash equivalents and restricted cash at beginning of year	6,479,087	912,560	8,491,541	6,116,401
Cash, cash equivalents and restricted cash at end of year	6,769,390	953,449	6,479,087	8,491,541
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including interest paid to investors of consolidated trusts	(87,100)	(12,268)	(83,410)	(161,431)
Cash paid for income taxes	(960,477)	(135,280)	(963,249)	(574,939)
Supplemental disclosure of non-cash investing and financing activities
Payable for purchase of property, equipment and software	0	0	1,132	1,134
Payable for purchase of intangible assets	5,000	704	5,000	5,000
Payable for repurchase of ordinary shares	0	0	3,057	21
Receivable from exercise of share options	¥ 0	$ 0	¥ 2,280	¥ 4,537